ORGANIZATION AND BUSINESS BACKGROUND (Details) - Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	$ 10,008		$ 23,946
Non-current assets	126		167
Total assets	10,134		24,113
Current liabilities	9,610		17,776
Total liabilities	9,610		$ 17,776
Revenue	365	$ 11,641
Cost of revenue	200	9,443
Net profit	165	1,653
Net cash (used in) provided by operating activities	$ 785	$ (2,004)